Operations and principal activities - Major subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Subsidiaries | So-Young Hong Kong Limited ("So-Young HK")
Operations and principal activities
Percentage of direct or indirect economic ownership, subsidiaries	100.00%
Subsidiaries | So-Young High Tech Korea Co., Ltd.
Operations and principal activities
Percentage of direct or indirect economic ownership, subsidiaries	100.00%
Subsidiaries | Beijing So-Young Wanwei Technology Consulting Co., Ltd. ("Beijing Wanwei")
Operations and principal activities
Percentage of direct or indirect economic ownership, subsidiaries	100.00%
Subsidiaries | So-Young (China) Network Technology Co., Ltd.
Operations and principal activities
Percentage of direct or indirect economic ownership, subsidiaries	100.00%
Subsidiaries | Wuhan Zeqi Technology Co., Ltd. ("Wuhan Zeqi")
Operations and principal activities
Percentage of direct or indirect economic ownership, subsidiaries	100.00%
Subsidiaries | Wuhan Miracle Laser Systems, Inc. ("Wuhan Miracle")
Operations and principal activities
Percentage of direct or indirect economic ownership, subsidiaries	87.60%
Subsidiaries | Wuhan Haoweilai Technology Co., Ltd. ("Wuhan Haoweilai")
Operations and principal activities
Percentage of direct or indirect economic ownership, subsidiaries	87.60%
Subsidiaries | Shanghai Jiading Tonghua Micro Finance Co., Ltd. ("Tonghua Micro Finance")
Operations and principal activities
Percentage of direct or indirect economic ownership, subsidiaries	100.00%
Subsidiaries | Shanxi Tianfu Technology Co., Ltd. ("Shanxi Tianfu")
Operations and principal activities
Percentage of direct or indirect economic ownership, subsidiaries	85.41%
Subsidiaries | So-Young Medical HongKong Limited ("So-Young Medical")
Operations and principal activities
Percentage of direct or indirect economic ownership, subsidiaries	100.00%
Subsidiaries | So-Young Medical Management Limited
Operations and principal activities
Percentage of direct or indirect economic ownership, subsidiaries	100.00%
Subsidiaries | Zhuhai So-Young Medical Management Co., Ltd. ("Zhuhai Management")
Operations and principal activities
Percentage of direct or indirect economic ownership, subsidiaries	100.00%
VIEs and VIEs Subsidiaries | Beijing So-Young Technology Co., Ltd. ("Beijing So-Young")
Operations and principal activities
Percentage of direct or indirect economic ownership, VIEs	100.00%
VIEs and VIEs Subsidiaries | Beijing Chiyan Medical Beauty Consulting Co., Ltd. ("Beijing Chiyan")
Operations and principal activities
Percentage of direct or indirect economic ownership, VIEs	100.00%
VIEs and VIEs Subsidiaries | Zhuhai So-Young Technology Co., Ltd. ("Zhuhai So-Young")
Operations and principal activities
Percentage of direct or indirect economic ownership, VIEs	100.00%
VIEs and VIEs Subsidiaries | Beijing So-Young Souyang Investment and Management Co., Ltd.
Operations and principal activities
Percentage of direct or indirect economic ownership, VIEs	100.00%
VIEs and VIEs Subsidiaries | Beijing Meifenbao Technology Co., Ltd.
Operations and principal activities
Percentage of direct or indirect economic ownership, VIEs	100.00%
VIEs and VIEs Subsidiaries | Beijing Qingyang Cosmetic Service Co., Ltd.
Operations and principal activities
Percentage of direct or indirect economic ownership, VIEs	100.00%
VIEs and VIEs Subsidiaries | Beijing Shengshi Meiyan Culture Co., Ltd.
Operations and principal activities
Percentage of direct or indirect economic ownership, VIEs	100.00%
VIEs and VIEs Subsidiaries | Beijing Qingyang Medical Aesthetic Clinic Co., Ltd.
Operations and principal activities
Percentage of direct or indirect economic ownership, VIEs	100.00%
VIEs and VIEs Subsidiaries | Chengdu So-Young Internet Hospital Co., Ltd.
Operations and principal activities
Percentage of direct or indirect economic ownership, VIEs	100.00%
VIEs and VIEs Subsidiaries | Jinbaoxin Shenzhen Insurance Brokers Co., Ltd. ("Jinbaoxin")
Operations and principal activities
Percentage of direct or indirect economic ownership, VIEs	100.00%
VIEs and VIEs Subsidiaries | Chengdu Yiyang Enterprise Management Co., Ltd.
Operations and principal activities
Percentage of direct or indirect economic ownership, VIEs	100.00%
VIEs and VIEs Subsidiaries | Hainan Yixian Daka Technology Co., Ltd. ("Yixian Daka")
Operations and principal activities
Percentage of direct or indirect economic ownership, VIEs	100.00%
VIEs and VIEs Subsidiaries | Hainan So-Young Medical Technology Co., Ltd
Operations and principal activities
Percentage of direct or indirect economic ownership, VIEs	100.00%
VIEs and VIEs Subsidiaries | Shanghai Biyuhua Internet Technology Co., Ltd.
Operations and principal activities
Percentage of direct or indirect economic ownership, VIEs	100.00%
VIEs and VIEs Subsidiaries | Beijing Qingyang Technology Co., Ltd.
Operations and principal activities
Percentage of direct or indirect economic ownership, VIEs	100.00%